RISK MANAGEMENT AND HEDGING ACTIVITIES USING DERIVATIVES - Part 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 154,350	$ 127,242	$ 136,353
Realized Loss On Settled Interest Rate Swaps Recorded in AOCI		55,100
Total gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion)	(9,280)	10,444
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion)	(35,752)	47,500	(64,639)
Total gain (loss) reclassified from accumulated other comprehensive income (loss) into net income on derivatives (effective portion)	7,207	63,524	(43,018)
Commodity Contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain Loss On Cash Flow Hedges Net Of Tax Accumulated Other Comprehensive Income Loss	16,500
Amount recognized in the next 12 months	16,000
Total gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion)	(78,513)	70,065	32,354
Commodity Contract [Member] | Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) reclassified from accumulated other comprehensive income (loss) into net income on derivatives (effective portion)	26,422	81,089	(21,052)
Interest Rate Contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of accumulated other comprehensive income (loss) attributable primarily to settled interest-rate swaps.	(43,900)
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	(6,400)
Total gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion)	42,761	(22,565)	(96,993)
Interest Rate Contract [Member] | Interest Expense [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) reclassified from accumulated other comprehensive income (loss) into net income on derivatives (effective portion)	$ (19,215)	$ (17,565)	(21,966)
Discontinued Operations [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion)			(3,700)
Total gain (loss) reclassified from accumulated other comprehensive income (loss) into net income on derivatives (effective portion)			$ (12,800)